Interest Expense (Parenthetical) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Debt Disclosure [Line Items]
Prepayment premiums	$ 20
Gain on debt extinquishment	1	[1]	(2)	[2]	(14)
Capitalized interest	3		5		10
DefeasedCMBSDebt
Debt Disclosure [Line Items]
Gain on debt extinquishment			7
Collateralized mortgage-backed securities			$ 514

[1]	Interest expense and interest paid for 2010 includes cash prepayment premiums of approximately $20 million. No significant prepayment premiums were paid in 2009 or 2008.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.